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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered

Management Investment Company

Investment Company Act file number:   811-21786

ING Global Advantage and Premium
Opportunity Fund

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

Huey P. Falgout, Jr., 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	February 28

Date of reporting period:	November 30, 2010

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Global Advantage and Premium Opportunity Fund

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING Global Advantage and Premium Opportunity Fund	as of November 30, 2010 (Unaudited)

Shares			Value
COMMON STOCK: 94.3%
		Australia: 3.2%
27,083		Amcor Ltd.	$167,219
4,970		AMP Ltd.	24,050
24,652		Australia & New Zealand Banking Group Ltd.	534,366
14,033		Bendigo Bank Ltd.	132,707
30,613		BHP Billiton Ltd.	1,258,588
72,384		Brambles Ltd.	471,419
7,748		Caltex Australia Ltd.	97,398
811		Cochlear Ltd.	60,759
16,304		Commonwealth Bank of Australia	752,838
8,005		Computershare Ltd.	75,625
6,156		CSL Ltd.	205,678
7,680	@	Fortescue Metals Group Ltd.	47,004
65,424		Incitec Pivot Ltd.	233,846
12,941		MacArthur Coal Ltd.	147,836
4,131		Macquarie Group Ltd.	140,094
77,708		Metcash Ltd.	310,457
16,873		National Australia Bank Ltd.	378,373
2,546		Newcrest Mining Ltd.	96,377
21,392		OneSteel Ltd.	51,139
3,529		Origin Energy Ltd.	53,191
15,444		QBE Insurance Group Ltd.	249,003
6,481		Rio Tinto Ltd.	508,858
3,721		Suncorp-Metway Ltd.	32,152
3,447		Wesfarmers Ltd.	103,688
24,312		Westpac Banking Corp.	497,079
9,890		Woodside Petroleum Ltd.	396,790
22,665		Woolworths Ltd.	582,033
			7,608,567
		Austria: 0.2%
12,270		OMV AG	411,763
			411,763
		Barbados: 0.0%
4,300	@	Nabors Industries Ltd.	94,987
			94,987
		Belgium: 0.6%
13,984		Anheuser-Busch InBev NV	764,499
23,361	@	Anheuser-Busch InBev NV	121
5,128		Delhaize Group	350,643
12,364		Fortis	27,975
1,704		Groupe Bruxelles Lambert S.A.	133,500
807	@	KBC Groep NV	28,243
			1,304,981
		Bermuda: 0.1%
2,800		Tyco International Ltd.	106,092
1,900		XL Group Plc	37,354
			143,446
		Denmark: 0.6%
5,075		Carlsberg A/S	478,992
1,700		Coloplast A/S	226,254
1,249	@	Danske Bank A/S	30,980
5,981		Novo-Nordisk A/S	593,512
			1,329,738
		Finland: 1.0%
8,828		Kone OYJ	461,936
757		Metso OYJ	38,861
27,235		Nokia OYJ	251,858
9,141		Orion OYJ	185,411
8,244		Pohjola Bank PLC	93,510
1,230		Sampo OYJ	30,074
50,704		Stora Enso OYJ (Euro Denominated Security)	436,645
30,799		UPM-Kymmene OYJ	457,200
6,352		Wartsila OYJ	440,027
			2,395,522
		France: 2.5%
21,865		AXA S.A.	313,115
10,582		BNP Paribas	625,918
226		Christian Dior S.A.	31,229
6,445		CNP Assurances	103,226
5,526		Compagnie Generale des Etablissements Michelin	372,540
16,373		Credit Agricole S.A.	200,063
9,030		France Telecom S.A.	183,126
1,922		Gaz de France	63,527
2,178		Hermes International	411,965
406		LVMH Moet Hennessy Louis Vuitton S.A.	61,904
2,134		PPR	338,976
12,002		Sanofi-Aventis	727,545
3,314		Schneider Electric S.A.	464,486
5,807		Scor S.A.	135,481
1,593		Societe BIC S.A.	129,309
7,529		Societe Generale	348,124
472		Sodexho Alliance S.A.	29,755
15,597		Total S.A.	757,083
27,314		Vivendi	665,063
			5,962,435

PORTFOLIO OF INVESTMENTS
ING Global Advantage and Premium Opportunity Fund	as of November 30, 2010 (Unaudited) (continued)

Shares			Value
		Germany: 3.0%
5,137		Allianz AG	$562,480
12,144		BASF AG	904,017
5,450		Bayer AG	394,811
2,435		Bayerische Motoren Werke AG	182,759
2,856	@	DaimlerChrysler AG	184,438
10,694		Deutsche Bank AG	506,380
648		Deutsche Boerse AG	39,147
41,402		Deutsche Telekom AG	529,588
28,217		E.ON AG	807,763
2,219		Hannover Rueckversicheru - Reg	103,372
1,252		Henkel KGaA	63,355
6,198		Infineon Technologies AG	55,131
2,116		Linde AG	295,106
2,371		Muenchener Rueckversicherungs AG	328,875
7,574		RWE AG	470,507
12,372		SAP AG	576,258
10,376		Siemens AG	1,130,942
7,113	@	TUI AG	74,660
2,108		United Internet AG	29,711
			7,239,300
		Greece: 0.2%
2,606	@	National Bank of Greece S.A.	21,689
25,038		Public Power Corp.	347,671
			369,360
		Guernsey: 0.0%
12,323		Resolution Ltd	41,281
			41,281
		Hong Kong: 1.3%
44,170	@	AIA Group Ltd.	127,435
61,500		BOC Hong Kong Holdings Ltd.	210,989
87,000		Cathay Pacific Airways Ltd.	253,246
8,000		Cheung Kong Holdings Ltd.	117,842
24,500		CLP Holdings Ltd.	201,561
45,000		Hang Lung Properties Ltd.	208,932
3,200		Hang Seng Bank Ltd.	52,580
6,800		Hong Kong Exchanges and Clearing Ltd.	155,220
38,500		HongKong Electric Holdings	247,656
5,000		Hutchison Whampoa Ltd.	49,905
22,000		Hysan Development Co., Ltd.	91,111
42,000		Li & Fung Ltd.	261,612
37,000		Orient Overseas International Ltd.	357,875
346,000		PCCW Ltd.	136,461
18,000		Sun Hung Kai Properties Ltd.	296,357
14,000		Swire Pacific Ltd.	214,934
27,000		Wharf Holdings Ltd.	180,842
			3,164,558
		Ireland: 0.0%
700		Ingersoll-Rand PLC	28,700
			28,700
		Israel: 0.3%
25,551		Bank Leumi Le-Israel BM	120,319
27,827		Bezeq Israeli Telecommunication Corp. Ltd.	74,470
156		Delek Group Ltd.	40,794
2,043		Israel Chemicals Ltd.	29,474
48	@	Israel Corp. Ltd.	51,007
1,039	@	NICE Systems Ltd.	31,770
8,924		Teva Phaemaceutical Industries Ltd.	449,360
			797,194
		Italy: 1.3%
7,084		Assicurazioni Generali S.p.A.	124,119
6,196		Banco Popolare Scarl	25,615
134,763		Enel S.p.A.	633,123
37,897		ENI S.p.A.	762,549
110,090		Intesa Sanpaolo S.p.A.	286,352
52,624		Intesa Sanpaolo S.p.A. - RNC	112,566
50,453		Pirelli & C S.p.A.	383,527
241,992		Telecom Italia S.p.A.	297,783
224,738		Telecom Italia S.p.A. RNC	234,890
161,926		UniCredito Italiano S.p.A.	312,990
			3,173,514
		Japan: 9.0%
7,900		Aisin Seiki Co., Ltd.	255,524
7,600		Alfresa Holdings Corp.	314,805
24,050		Asahi Glass Co., Ltd.	267,415
17,000		Bridgestone Corp.	312,641
15,000		Brother Industries Ltd.	214,910
14,800		Canon, Inc.	696,344
67		Central Japan Railway Co.	516,618
10,100		Chubu Electric Power Co., Inc.	241,449
42,000		Cosmo Oil Co., Ltd.	118,949
7,900		Credit Saison Co., Ltd.	126,117
22		Dai-ichi Life Insurance Co. Ltd.	31,620
30,600		Dainippon Sumitomo Pharma Co., Ltd.	265,058
800		Daito Trust Construction Co., Ltd.	49,425
9,881		East Japan Railway Co.	589,939
11,100		Electric Power Development Co.	338,520

PORTFOLIO OF INVESTMENTS
ING Global Advantage and Premium Opportunity Fund	as of November 30, 2010 (Unaudited) (continued)

Shares			Value
		Japan (continued)
26,600	@	Elpida Memory, Inc.	$315,865
33,000		Fuji Heavy Industries Ltd.	243,365
33,000		Fukuoka Financial Group, Inc.	126,752
21,000		Gunma Bank Ltd.	104,882
22,000		Hachijuni Bank Ltd.	113,816
11,100		Honda Motor Co., Ltd.	401,497
2,200		Idemitsu Kosan Co., Ltd.	204,423
55,800		Itochu Corp.	516,760
65		Japan Tobacco, Inc.	221,000
16,500		JFE Holdings, Inc.	523,215
13,800		Kansai Electric Power Co., Inc.	332,037
10,100		Kao Corp.	252,898
600		Keyence Corp.	151,032
33,000		Konica Minolta Holdings, Inc.	339,418
79,000		Marubeni Corp.	511,339
36,000		Mazda Motor Corp.	99,746
7,500		McDonald’s Holdings Co. Japan Ltd.	186,498
3,100		Mediceo Paltac Holdings Co., Ltd.	33,778
29,000		Mitsubishi Corp.	732,131
6,000		Mitsubishi Estate Co., Ltd.	101,130
139,800		Mitsubishi UFJ Financial Group, Inc.	662,866
2,820		Mitsubishi UFJ Lease & Finance Co. Ltd	102,956
41,000		Mitsui & Co., Ltd.	639,349
3,497		Mitsui Fudosan Co., Ltd.	61,806
9,300		Mitsui Sumitomo Insurance Group Holdings, Inc.	212,694
146,303		Mizuho Financial Group, Inc.	231,091
45,000		Mizuho Securities Co. Ltd	105,279
6,800		Murata Manufacturing Co., Ltd.	414,418
18,000		Nippon Express Co., Ltd.	71,717
17,800		Nippon Paper Group, Inc.	422,149
115,000		Nippon Steel Corp.	379,958
9,200		Nippon Telegraph & Telephone Corp.	417,070
41,163		Nishi-Nippon City Bank Ltd.	113,818
29,700		Nissan Motor Co., Ltd.	277,781
13,500		Nisshin Seifun Group, Inc.	163,187
18,000		Nisshinbo Industries, Inc.	184,972
8,579	@	NKSJ Holdings, Inc.	57,325
19,000		Nomura Holdings, Inc.	109,572
21		NTT Data Corp.	69,014
29		NTT DoCoMo, Inc.	47,059
292		Obic Co., Ltd.	52,687
1,800		ORIX Corp.	153,528
27,000		Ricoh Co., Ltd.	379,217
25,800		Sega Sammy Holdings, Inc.	434,021
62,000		Sekisui Chemical Co., Ltd.	424,913
20,800		Seven & I Holdings Co., Ltd.	508,172
88,000		Shinsei Bank Ltd.	76,581
12,700		Softbank Corp.	439,722
15,800		Sojitz Corp.	31,210
40,000		Sumitomo Corp.	520,695
2,000		Sumitomo Metal Mining Co., Ltd.	31,381
10,200		Sumitomo Mitsui Financial Group, Inc.	313,229
13,532		Takeda Pharmaceutical Co., Ltd.	628,301
3,700		TDK Corp.	237,595
10,589		Tokio Marine Holdings, Inc.	299,726
13,800		Tokyo Electric Power Co., Inc.	321,593
14,000		Toshiba Corp.	72,730
18,300		Toyo Seikan Kaisha Ltd.	328,519
2,500		Toyoda Gosei Co., Ltd.	56,894
26,600		Toyota Motor Corp.	1,031,092
5,610		USS Co., Ltd.	406,308
4,000		Yamaguchi Financial Group, Inc.	35,690
			21,378,801
		Kazakhstan: 0.1%
21,433		Eurasian Natural Resources Corp.	292,879
			292,879
		Malaysia: 0.0%
20,000	@	Genting International PLC	30,445
			30,445
		Netherlands: 2.2%
7,668		ASML Holding NV	249,560
5,066		Delta Lloyd NV	90,621
16,347	@	European Aeronautic Defence and Space Co. NV	366,658
9,345		Heineken NV	432,329
9,011		Koninklijke DSM NV	439,565
27,603		Koninklijke KPN NV	393,561
23,330		Koninklijke Philips Electronics NV	630,799
1,282		Koninklijke Vopak NV	58,835
21,798		Royal Dutch Shell PLC - Class A	656,952
26,139		Royal Dutch Shell PLC - Class B	776,935
16,909		TNT NV	403,271
28,836		Unilever NV	812,838
			5,311,924
		New Zealand: 0.1%
136,771		Telecom Corp. of New Zealand Ltd.	219,581
			219,581
		Norway: 0.0%
2,236		DnB NOR ASA	27,363
			27,363

PORTFOLIO OF INVESTMENTS
ING Global Advantage and Premium Opportunity Fund	as of November 30, 2010 (Unaudited) (continued)

Shares			Value
		Portugal: 0.2%
29,959		Banco Espirito Santo S.A.	$108,193
9,779		Cimpor Cimentos de Portugal SG	55,306
2,299		Jeronimo Martins	32,449
17,129		Portugal Telecom SGPS S.A.	217,113
			413,061
		Singapore: 0.5%
24,000		DBS Group Holdings Ltd.	254,316
15,000		Jardine Cycle & Carriage Ltd.	420,509
37,000		Oversea-Chinese Banking Corp.	278,196
18,000		United Overseas Bank Ltd.	252,253
28,000		United Overseas Land Ltd.	95,824
			1,301,098
		Spain: 1.3%
51,295		Banco Bilbao Vizcaya Argentaria S.A.	471,209
30,580		Banco De Sabadell S.A.	118,575
5,102		Banco Popular Espanol S.A.	25,939
86,887		Banco Santander Central Hispano S.A.	828,278
39,442		Corp. Mapfre S.A.	99,912
24,728		Criteria Caixacorp S.A.	121,267
1,129		Inditex S.A.	85,154
8,807		Indra Sistemas S.A.	140,751
22,403		Repsol YPF S.A.	540,023
32,654	@	Telefonica S.A.	693,490
			3,124,598
		Sweden: 1.7%
7,627		Alfa Laval AB	133,990
6,714		Atlas Copco AB - Class A	148,260
23,951		Atlas Copco AB - Class B	471,127
25,242		Boliden AB	434,091
7,420		Getinge AB	155,842
9,168		Investor AB	177,757
6,003		Kinnevik Investment AB	118,576
5,814		Modern Times Group AB	424,395
24,264		Nordea Bank AB	242,138
3,266		Ratos AB	109,132
22,143		Scania AB - B Shares	452,620
16,653		Skanska AB	296,261
32,643		Svenska Cellulosa AB - B Shares	476,402
1,996		Svenska Handelsbanken AB	59,642
7,116		Tele2 AB - B Shares	142,288
26,745		Telefonaktiebolaget LM Ericsson	276,045
			4,118,566
		Switzerland: 2.9%
4,003	@	ABB Ltd.	77,494
11,700		ACE Ltd.	684,684
12,246		Compagnie Financiere Richemont S.A.	660,516
13,359		Credit Suisse Group	493,938
26,353		Nestle S.A.	1,431,745
23,994		Novartis AG	1,277,840
459		Pargesa Holding S.A.	34,490
6,781		Roche Holding AG - Genusschein	929,907
1,681		Swiss Reinsurance	77,631
38,223	@	UBS AG - Reg	575,742
7,973		Xstrata PLC	160,070
1,820		Zurich Financial Services AG	404,945
			6,809,002
		United Kingdom: 8.0%
6,637		3i Group PLC	30,832
16,502		Aggreko PLC	376,275
2,163		Amec PLC	36,402
11,638		Anglo American PLC	510,407
13,279		AstraZeneca PLC	620,723
8,332	@	Autonomy Corp. PLC	172,867
44,527		Aviva PLC	245,637
134,169		Barclays PLC	539,056
17,840		BG Group PLC	322,536
32,296		BHP Billiton PLC	1,147,597
201,804		BP PLC	1,347,042
29,827		British American Tobacco PLC	1,082,841
148,808		BT Group PLC	393,680
10,670		Burberry Group PLC	165,433
49,339		Cable & Wireless Worldwide PLC	47,313
63,279	@	Cairn Energy PLC	380,904
3,581		Capita Group PLC	36,352
5,685		Centrica PLC	27,167
64,076		Compass Group PLC	554,132
45,484		Diageo PLC	812,079
40,907		GlaxoSmithKline PLC	774,819
159,477		HSBC Holdings PLC	1,613,831
17,757		ICAP PLC	131,336
6,027		Imperial Tobacco Group PLC	176,973
121,026		Legal & General Group PLC	172,164
490,535	@	Lloyds TSB Group PLC	463,291
77,289		National Grid PLC	682,624
79,003		Old Mutual PLC	145,590
25,661		Pearson PLC	370,116
19,516		Petrofac Ltd.	422,674
14,806		Prudential PLC	131,012

PORTFOLIO OF INVESTMENTS
ING Global Advantage and Premium Opportunity Fund	as of November 30, 2010 (Unaudited) (continued)

Shares			Value
		United Kingdom (continued)
4,553		Reckitt Benckiser PLC	$241,334
12,740		Rio Tinto PLC	812,218
57,531		Rolls-Royce Group PLC	545,076
3,709,696	@	Rolls-Royce Group PLC	5,770
59,996	@	Royal Bank of Scotland Group PLC	35,175
10,787		Scottish & Southern Energy PLC	188,031
9,442		Shire PLC	221,241
20,916		Smith & Nephew PLC	189,990
4,268		Smiths Group PLC	75,654
25,915		Standard Chartered PLC	698,098
76,972		Tesco PLC	496,641
9,829		Unilever PLC	275,279
4,345		Vedanta Resources PLC	134,170
436,503		Vodafone Group PLC	1,089,035
3,692		Whitbread PLC	97,115
1,137	@	Wolseley PLC	30,478
			19,069,010
		United States: 54.0%
20,400		3M Co.	1,713,192
29,201		Abbott Laboratories	1,358,139
2,800	@	Adobe Systems, Inc.	77,644
3,700	@	Advanced Micro Devices, Inc.	26,973
9,200	@	AES Corp.	99,452
4,100		Aetna, Inc.	121,442
3,078		Aflac, Inc.	158,517
16,600	@	Agilent Technologies, Inc.	581,332
1,100		Air Products & Chemicals, Inc.	94,842
4,400		Airgas, Inc.	268,840
4,900		AK Steel Holding Corp.	65,072
11,700	@	Akamai Technologies, Inc.	610,623
9,500		Alcoa, Inc.	124,640
1,200		Allegheny Energy, Inc.	27,384
3,100		Allergan, Inc.	205,437
2,900		Allstate Corp.	84,419
21,600		Altera Corp.	757,944
66,900		Altria Group, Inc.	1,605,600
2,100	@	Amazon.com, Inc.	368,340
1,300		Ameren Corp.	37,336
3,400		American Electric Power Co., Inc.	121,040
25,800		American Express Co.	1,115,076
700	@	American International Group, Inc.	28,903
10,300	@	American Tower Corp.	520,871
9,100		Ameriprise Financial, Inc.	471,744
14,952		AmerisourceBergen Corp.	461,269
5,669	@	Amgen, Inc.	298,700
11,400		Amphenol Corp.	570,342
2,700		Anadarko Petroleum Corp.	173,232
1,600		Analog Devices, Inc.	56,896
3,900		AON Corp.	156,468
2,400		Apache Corp.	258,336
2,600	@	Apollo Group, Inc. - Class A	88,400
12,303	@	Apple, Inc.	3,828,078
15,000		Applied Materials, Inc.	186,450
10,666		Archer-Daniels-Midland Co.	309,207
13,200		Assurant, Inc.	465,564
49,300		AT&T, Inc.	1,370,047
1,200	@	Autodesk, Inc.	42,348
2,700		Automatic Data Processing, Inc.	120,339
2,300	@	Autozone, Inc.	596,643
2,400		Avery Dennison Corp.	90,096
17,000		Avon Products, Inc.	485,520
8,000		Baker Hughes, Inc.	417,280
67,640		Bank of America Corp.	740,658
6,600		Bank of New York Mellon Corp.	178,134
4,700		Baxter International, Inc.	228,185
3,700		BB&T Corp.	85,840
1,700		Becton Dickinson & Co.	132,481
1,400	@	Bed Bath & Beyond, Inc.	61,236
13,700	@	Berkshire Hathaway, Inc.	1,091,616
1,900		Best Buy Co., Inc.	81,168
2,400	@	Big Lots, Inc.	73,560
8,200	@	Biogen Idec, Inc.	524,554
2,500	@	BMC Software, Inc.	111,000
11,900		Boeing Co.	758,863
22,600	@	Boston Scientific Corp.	145,092
49,600		Bristol-Myers Squibb Co.	1,251,904
3,000		Broadcom Corp.	133,470
1,969		Brown-Forman Corp.	128,812
16,992		CA, Inc.	388,947
2,800		Cabot Oil & Gas Corp.	97,916
12,000	@	Cameron International Corp.	577,320
1,764		Campbell Soup Co.	59,800
2,500		Capital One Financial Corp.	93,075
20,500		Cardinal Health, Inc.	729,390
5,300	@	CareFusion Corp.	121,211
3,200	@	Carmax, Inc.	105,280
3,000		Carnival Corp.	123,930
3,400		Caterpillar, Inc.	287,640
4,900	@	CB Richard Ellis Group, Inc.	94,031

PORTFOLIO OF INVESTMENTS
ING Global Advantage and Premium Opportunity Fund	as of November 30, 2010 (Unaudited) (continued)

Shares			Value
		United States (continued)
3,700		CBS Corp. - Class B	$62,308
2,500	@	Celgene Corp.	148,450
19,300		CenterPoint Energy, Inc.	301,659
11,900		CenturyTel, Inc.	511,581
1,400	@	Cephalon, Inc.	88,886
400	@	Cerner Corp.	35,144
500		CH Robinson Worldwide, Inc.	36,855
5,300		Charles Schwab Corp.	79,659
3,500		Chesapeake Energy Corp.	73,920
38,542		Chevron Corp.	3,120,746
1,800		Chubb Corp.	102,618
1,500		Cigna Corp.	55,215
900		Cincinnati Financial Corp.	27,131
50,292	@	Cisco Systems, Inc.	963,595
192,000	@	Citigroup, Inc.	806,400
6,400	@	Citrix Systems, Inc.	425,088
700		Cliffs Natural Resources, Inc.	47,838
800		Clorox Co.	49,448
393		CME Group, Inc.	113,208
20,000		CMS Energy Corp.	359,400
3,000		Coach, Inc.	169,620
18,072		Coca-Cola Co.	1,141,608
18,500		Coca-Cola Enterprises, Inc.	446,775
17,700	@	Cognizant Technology Solutions Corp.	1,150,146
2,200		Colgate-Palmolive Co.	168,410
14,755		Comcast Corp. — Class A	295,100
700		Comerica, Inc.	25,543
800		Computer Sciences Corp.	35,704
7,000	@	Compuware Corp.	72,100
30,800		ConocoPhillips	1,853,236
1,200		Consol Energy, Inc.	50,352
13,200		Consolidated Edison, Inc.	638,484
17,600	@	Constellation Brands, Inc.	362,736
3,200		Constellation Energy Group, Inc.	90,752
8,500		Corning, Inc.	150,110
2,000		Costco Wholesale Corp.	135,220
3,800	@	Coventry Health Care, Inc.	96,216
500		CR Bard, Inc.	42,425
4,000		CSX Corp.	243,240
1,800		Cummins, Inc.	174,816
6,500		CVS Caremark Corp.	201,500
8,200		D.R. Horton, Inc.	82,328
2,800		Danaher Corp.	121,100
800		Darden Restaurants, Inc.	39,160
1,600	@	DaVita, Inc.	116,320
8,600	@	Dean Foods Co.	62,522
11,500		Deere & Co.	859,050
9,300	@	Dell, Inc.	122,946
5,800	@	Denbury Resources, Inc.	105,444
900		Densply International, Inc.	27,828
2,400		Devon Energy Corp.	169,368
9,500		Diamond Offshore Drilling	615,220
30,200	@	DIRECTV	1,254,206
6,700		Discover Financial Services	122,476
9,400	@	Discovery Communications, Inc. - Class A	383,332
3,200		Dominion Resources, Inc.	132,896
2,250		Dover Corp.	123,323
4,800		Dow Chemical Co.	149,664
3,831		Dr Pepper Snapple Group, Inc.	140,330
2,292		DTE Energy Co.	102,109
10,400		Duke Energy Corp.	182,520
1,300		Dun & Bradstreet Corp.	97,942
4,500	@	E*Trade Financial Corp.	66,375
14,800	@	Eastman Kodak Co.	69,708
4,000		Eaton Corp.	385,600
6,116	@	eBay, Inc.	178,159
2,400		Ecolab, Inc.	114,744
1,800		Edison International	66,492
21,300		EI Du Pont de Nemours & Co.	1,000,887
43,900		El Paso Corp.	592,211
37,300	@	Electronic Arts, Inc.	556,143
14,000		Eli Lilly & Co.	471,240
65,050	@	EMC Corp.	1,397,925
14,048		Emerson Electric Co.	773,623
1,000		Entergy Corp.	71,240
1,500		EOG Resources, Inc.	133,425
2,500		EQT Corp.	101,175
2,800		Equifax, Inc.	96,908
7,600		Estee Lauder Cos., Inc.	569,392
5,200		Exelon Corp.	204,724
3,500		Expedia, Inc.	92,155
2,200		Expeditors International Washington, Inc.	116,380
3,900	@	Express Scripts, Inc.	203,151
38,369		ExxonMobil Corp.	2,668,947
2,000		Family Dollar Stores, Inc.	100,400
700		Fastenal Co.	37,464
2,900		Federated Investors, Inc.	68,759
1,300		FedEx Corp.	118,456
1,400		Fidelity National Information Services, Inc.	37,660

PORTFOLIO OF INVESTMENTS
ING Global Advantage and Premium Opportunity Fund	as of November 30, 2010 (Unaudited) (continued)

Shares			Value
		United States (continued)
9,526		Fifth Third Bancorp.	$113,836
300	@	First Solar, Inc.	36,855
1,600		FirstEnergy Corp.	56,176
872	@	Fiserv, Inc.	48,222
900		Flowserve Corp.	94,914
1,000		Fluor Corp.	57,830
1,100		FMC Corp.	85,602
6,200	@	FMC Technologies, Inc.	522,288
15,300	@	Ford Motor Co.	243,882
15,200	@	Forest Laboratories, Inc.	484,728
800		Fortune Brands, Inc.	47,272
800		Franklin Resources, Inc.	91,272
2,000		Freeport-McMoRan Copper & Gold, Inc.	202,640
16,000		Frontier Communications Corp.	145,600
5,770		Gap, Inc.	123,247
1,700		General Dynamics Corp.	112,353
92,416		General Electric Co.	1,462,945
2,800		General Mills, Inc.	98,924
2,300		Genuine Parts Co.	110,722
2,600	@	Genworth Financial, Inc.	30,316
1,400	@	Genzyme Corp.	99,708
4,800	@	Gilead Sciences, Inc.	175,200
3,405		Goldman Sachs Group, Inc.	531,657
4,200		Goodrich Corp.	360,234
6,900	@	Goodyear Tire & Rubber Co.	65,964
1,669	@	Google, Inc. - Class A	927,480
2,200		H&R Block, Inc.	27,698
4,100		Halliburton Co.	155,144
1,700	@	Harman International Industries, Inc.	74,103
2,243		Harris Corp.	99,230
2,400		Hartford Financial Services Group, Inc.	53,424
10,400		Hasbro, Inc.	495,664
1,900		Helmerich & Payne, Inc.	86,184
2,000		Hershey Co.	93,600
1,600		Hess Corp.	112,080
14,309		Hewlett-Packard Co.	599,976
10,800		HJ Heinz Co.	521,316
9,100		Home Depot, Inc.	274,911
3,500		Honeywell International, Inc.	173,985
9,200		Hormel Foods Corp.	451,536
9,400	@	Hospira, Inc.	528,844
8,581		Hudson City Bancorp., Inc.	97,394
833	@	Humana, Inc.	46,681
14,500		Huntington Bancshares, Inc.	84,608
2,100		Illinois Tool Works, Inc.	100,023
91		Integrys Energy Group, Inc.	4,432
51,502		Intel Corp.	1,087,722
400	@	IntercontinentalExchange, Inc.	45,080
8,289		International Business Machines Corp.	1,172,562
6,000		International Flavors & Fragrances, Inc.	315,120
1,700		International Game Technology	26,316
2,368		International Paper Co.	59,129
8,400	@	Interpublic Group of Cos., Inc.	89,460
20,000	@	Intuit, Inc.	897,800
600	@	Intuitive Surgical, Inc.	156,174
5,600	@	Invesco Ltd.	121,744
4,100		Iron Mountain, Inc.	91,061
2,286		ITT Corp.	105,156
4,600		Jabil Circuit, Inc.	69,506
5,900		Janus Capital Group, Inc.	61,596
1,300		JC Penney Co., Inc.	43,251
6,000	@	JDS Uniphase Corp.	71,220
18,575		Johnson & Johnson	1,143,291
2,800		Johnson Controls, Inc.	102,032
26,457		JP Morgan Chase & Co.	988,963
3,600	@	Juniper Networks, Inc.	122,472
800		Kellogg Co.	39,384
13,000		Keycorp	97,890
1,845		Kimberly-Clark Corp.	114,187
7,000	@	King Pharmaceuticals, Inc.	99,050
900		KLA-Tencor Corp.	33,003
1,700	@	Kohl’s Corp.	95,914
16,800		Kraft Foods, Inc.	508,200
6,100		Kroger Co.	143,655
600		L-3 Communications Holdings, Inc.	42,198
1,800	@	Laboratory Corp. of America Holdings	147,654
2,500	@	Lexmark International, Inc.	90,600
2,900	@	Life Technologies Corp.	144,435
19,500		Limited Brands, Inc.	656,565
1,600		Lincoln National Corp.	38,208
24,400		Linear Technology Corp.	795,440
1,140		Lockheed Martin Corp.	77,566
4,400		Loews Corp.	164,604
800		Lorillard, Inc.	63,664
7,700		Lowe’s Cos., Inc.	174,790
17,600	@	LSI Logic Corp.	101,024
300		M&T Bank Corp.	23,088
5,100		Macy’s, Inc.	130,968
4,600		Marathon Oil Corp.	153,962

PORTFOLIO OF INVESTMENTS
ING Global Advantage and Premium Opportunity Fund	as of November 30, 2010 (Unaudited) (continued)

Shares			Value
		United States (continued)
1,400		Marriott International, Inc.	$54,894
6,800		Marsh & McLennan Cos., Inc.	170,544
17,400		Marshall & Ilsley Corp.	83,346
6,000		Masco Corp.	65,460
600		Massey Energy Co.	29,466
500		Mastercard, Inc.	118,515
3,400	@	Mattel, Inc.	87,856
800	@	McAfee, Inc.	37,480
7,200		McCormick & Co., Inc.	316,872
24,400		McDonald’s Corp.	1,910,520
1,700		McGraw-Hill Cos., Inc.	58,633
1,489		McKesson Corp.	95,147
13,200		Mead Johnson Nutrition Co.	786,324
3,100		MeadWestvaco Corp.	77,004
3,200	@	Medco Health Solutions, Inc.	196,224
8,900		Medtronic, Inc.	298,417
7,700	@	MEMC Electronic Materials, Inc.	89,089
52,227		Merck & Co., Inc.	1,800,265
1,900		Meredith Corp.	63,878
6,100		Metlife, Inc.	232,715
8,100	@	MetroPCS Communications, Inc.	98,415
13,700		Microchip Technology, Inc.	460,457
17,100	@	Micron Technology, Inc.	124,146
50,362		Microsoft Corp.	1,269,626
3,300		Molex, Inc.	68,640
2,300		Molson Coors Brewing Co.	109,595
2,200		Monsanto Co.	131,824
3,600	@	Monster Worldwide, Inc.	81,288
8,700		Morgan Stanley	212,802
24,600	@	Motorola, Inc.	188,436
1,000		Murphy Oil Corp.	67,520
1,700	@	Mylan Laboratories	33,261
22,400	@	Nasdaq Stock Market, Inc.	480,704
2,240		National Oilwell Varco, Inc.	137,290
3,610	@	NetApp, Inc.	183,857
7,900	@	New York Times Co.	71,021
1,600		Newell Rubbermaid, Inc.	26,832
13,200		Newmont Mining Corp.	776,556
17,100		News Corp. - Class A	233,244
3,300		NextEra Energy, Inc.	167,046
1,500		Nicor, Inc.	64,875
10,400		Nike, Inc.	895,752
2,100		Noble Energy, Inc.	170,625
900		Nordstrom, Inc.	38,520
3,900		Norfolk Southern Corp.	234,663
12,500		Northeast Utilities	388,750
2,700		Northern Trust Corp.	135,810
1,200		Northrop Grumman Corp.	74,016
12,700	@	Novell, Inc.	75,692
12,800	@	Novellus Systems, Inc.	385,920
4,500	@	NRG Energy, Inc.	87,210
1,000		Nucor Corp.	37,740
3,100	@	Nvidia Corp.	42,160
1,400		NYSE Euronext	38,248
5,600		Occidental Petroleum Corp.	493,752
14,300	@	Office Depot, Inc.	62,205
1,700		Omnicom Group	77,248
24,875		Oracle Corp.	672,620
700	@	O’Reilly Automotive, Inc.	42,126
2,500		Paccar, Inc.	134,650
2,000		Pacific Gas & Electric Co.	93,860
2,100		Pall Corp.	95,067
3,700		Parker Hannifin Corp.	296,851
1,700		Paychex, Inc.	48,518
1,500		Peabody Energy Corp.	88,215
5,300		People’s United Financial, Inc.	65,667
1,500		Pepco Holdings, Inc.	27,525
12,200		PepsiCo, Inc.	788,486
4,100		PerkinElmer, Inc.	95,530
80,455		Pfizer, Inc.	1,310,612
19,204		Philip Morris International, Inc.	1,092,516
9,000		Pinnacle West Capital Corp.	363,780
1,500		Pioneer Natural Resources Co.	120,165
1,200		Pitney Bowes, Inc.	26,328
23,700		PNC Financial Services Group, Inc.	1,276,245
700		Polo Ralph Lauren Corp.	76,468
500		PPG Industries, Inc.	38,980
3,600		PPL Corp.	91,476
1,300		Praxair, Inc.	119,665
1,200		Precision Castparts Corp.	165,684
200	@	Priceline.com, Inc.	78,810
4,100		Principal Financial Group, Inc.	111,684
15,150		Procter & Gamble Co.	925,211
1,600		Progress Energy, Inc.	69,904
3,600		Progressive Corp.	73,224
15,400		Prudential Financial, Inc.	780,472
2,700		Public Service Enterprise Group, Inc.	83,241
3,000		QEP Resources, Inc.	105,390
3,700	@	QLogic Corp.	66,193

PORTFOLIO OF INVESTMENTS
ING Global Advantage and Premium Opportunity Fund	as of November 30, 2010 (Unaudited) (continued)

Shares			Value
		United States (continued)
13,405		Qualcomm, Inc.	$626,550
3,100	@	Quanta Services, Inc.	54,591
2,700		Quest Diagnostics	133,164
119,800		Qwest Communications International, Inc.	838,600
3,400		RadioShack Corp.	62,730
2,000		Range Resources Corp.	83,980
1,500		Raytheon Co.	69,375
15,100	@	Red Hat, Inc.	656,850
17,300		Regions Financial Corp.	93,074
4,200		Republic Services, Inc.	118,188
28,600		Reynolds American, Inc.	884,884
2,400		Robert Half International, Inc.	66,528
5,500		Rockwell Automation, Inc.	363,660
1,900		Rockwell Collins, Inc.	106,514
3,600		Roper Industries, Inc.	260,676
1,400		Ross Stores, Inc.	90,832
2,200	@	Rowan Cos., Inc.	66,330
2,200		Ryder System, Inc.	94,842
4,600		Safeway, Inc.	105,754
5,100	@	Salesforce.com, Inc.	710,022
1,200	@	Sandisk Corp.	53,520
7,200		Sara Lee Corp.	108,000
1,600		SCANA Corp.	64,992
7,405		Schlumberger Ltd.	572,703
1,200		Scripps Networks Interactive - Class A	61,140
3,100		Sealed Air Corp.	72,075
1,300		Sempra Energy	65,117
6,500		Southern Co.	245,180
8,100		Southwest Airlines Co.	107,892
4,500	@	Southwestern Energy Co.	162,900
27,700		Spectra Energy Corp.	658,429
41,100	@	Sprint Nextel Corp.	155,358
4,300	@	St. Jude Medical, Inc.	166,367
5,500		Stanley Black & Decker, Inc.	327,415
4,000		Staples, Inc.	88,040
5,800		Starbucks Corp.	177,480
1,000		Starwood Hotels & Resorts Worldwide, Inc.	56,840
2,723		State Street Corp.	117,634
5,100	@	Stericycle, Inc.	376,890
2,400		Stryker Corp.	120,216
6,200		Sunoco, Inc.	248,868
2,700		SunTrust Bank	63,072
6,500		Supervalu, Inc.	58,760
4,300	@	Symantec Corp.	72,240
11,800		Sysco Corp.	342,436
1,400		T. Rowe Price Group, Inc.	81,662
4,008		Target Corp.	228,216
14,400		Tellabs, Inc.	90,864
15,300	@	Tenet Healthcare Corp.	62,424
1,993	@	Teradata Corp.	81,892
6,100	@	Teradyne, Inc.	72,346
8,700		Texas Instruments, Inc.	276,660
4,000		Textron, Inc.	89,440
2,686	@	Thermo Fisher Scientific, Inc.	136,610
7,300		Tiffany & Co.	453,330
13,400		Time Warner Cable, Inc.	824,636
5,300		Time Warner, Inc.	156,297
3,600	@	Titanium Metals Corp.	62,172
3,800		TJX Cos., Inc.	173,318
5,400		Torchmark Corp.	310,338
4,400		Total System Services, Inc.	66,396
3,071		Travelers Cos., Inc.	165,803
3,800		Tyson Foods, Inc.	60,154
5,400		Union Pacific Corp.	486,594
13,100		United Parcel Service, Inc. - Class B	918,703
15,033		United Technologies Corp.	1,131,534
8,495		UnitedHealth Group, Inc.	310,237
1,798		UnumProvident Corp.	38,639
2,900	@	Urban Outfitters, Inc.	109,591
10,420		US Bancorp.	247,788
3,100		Valero Energy Corp.	60,388
5,600	@	Varian Medical Systems, Inc.	368,648
16,500	@	VeriSign, Inc.	566,115
29,955		Verizon Communications, Inc.	958,860
1,600		VF Corp.	132,608
3,300		Viacom - Class B	124,839
2,800		Visa, Inc.	206,780
12,900		Walgreen Co.	449,565
10,267		Wal-Mart Stores, Inc.	555,342
10,200		Walt Disney Co.	372,402
2,600		Waste Management, Inc.	89,050
1,767	@	Waters Corp.	135,829
500	@	Watson Pharmaceuticals, Inc.	24,370
2,900	@	WellPoint, Inc.	161,646
34,071		Wells Fargo & Co.	927,072
1,200	@	Western Digital Corp.	40,200
3,600		Western Union Co.	63,504
1,100		Weyerhaeuser Co.	18,359
400		Whirlpool Corp.	29,200

PORTFOLIO OF INVESTMENTS
ING Global Advantage and Premium Opportunity Fund	as of November 30, 2010 (Unaudited) (continued)

Shares			Value
		United States (continued)
22,200		Williams Cos., Inc.	$506,382
7,900		Windstream Corp.	103,016
1,700		Wisconsin Energy Corp.	102,374
2,200		WW Grainger, Inc.	274,846
1,000		Wyndham Worldwide Corp.	28,750
400		Wynn Resorts Ltd.	40,440
5,300		Xcel Energy, Inc.	124,550
7,500		Xerox Corp.	85,950
1,000		Xilinx, Inc.	27,120
6,400	@	Yahoo!, Inc.	100,928
19,100		Yum! Brands, Inc.	956,528
1,100	@	Zimmer Holdings, Inc.	54,186
			128,977,960
		Total Common Stock
		(Cost $215,654,236)	225,139,634
REAL ESTATE INVESTMENT TRUSTS: 3.3%
		Australia: 0.3%
77,476		CFS Retail Property Trust	132,930
50,783		Stockland	178,431
26,781		Westfield Group	311,383
			622,744
		France: 0.0%
518		Unibail	89,948
			89,948
		Hong Kong: 0.1%
49,500		Link Real Estate Investment Trust	154,943
			154,943
		Japan: 0.2%
45		Japan Prime Realty Investment Corp.	113,956
13		Japan Real Estate Investment Corp.	125,354
69		Japan Retail Fund Investment Corp.	110,887
12		Nippon Building Fund, Inc.	117,091
9		Nomura Real Estate Office Fund, Inc.	57,121
			524,409
		Singapore: 0.1%
76,550		Ascendas Real Estate Investment Trust	120,538
62,000		CapitaMall Trust	86,345
			206,883
		United Kingdom: 0.1%
18,901		British Land Co. PLC	141,485
7,086		Land Securities Group PLC	69,377
			210,862
		United States: 2.5%
2,700		Apartment Investment & Management Co.	65,124
4,800		AvalonBay Communities, Inc.	529,584
5,100		Boston Properties, Inc.	427,380
18,500		Equity Residential	924,630
4,100		HCP, Inc.	135,013
9,600		Health Care Real Estate Investment Trust, Inc.	444,288
7,900		Host Hotels & Resorts, Inc.	130,192
6,100		Kimco Realty Corp.	101,626
7,900		Prologis	102,779
9,500		Public Storage, Inc.	917,700
11,269		Simon Property Group, Inc.	1,109,997
9,900		Ventas, Inc.	507,573
7,800		Vornado Realty Trust	636,324
			6,032,210
		Total Real Estate Investment Trusts
		(Cost $7,508,205)	7,841,999
EXCHANGE-TRADED FUNDS: 1.2%
		Developed Markets: 1.2%
52,000		iShares MSCI EAFE Index Fund	2,821,000
		Total Exchange-Traded Funds
		(Cost $2,889,629)	2,821,000
PREFERRED STOCK: 0.5%
		Germany: 0.5%
980		Bayerische Motoren Werke AG	47,468
8,068		Henkel KGaA - Vorzug	494,777
2,747		RWE AG	159,272
3,101		Volkswagen AG	501,542
		Total Preferred Stock
		(Cost $1,139,964)	1,203,059
		Total Long-Term Investments
		(Cost $227,192,034)	237,005,692

PORTFOLIO OF INVESTMENTS
ING Global Advantage and Premium Opportunity Fund	as of November 30, 2010 (Unaudited) (continued)

Shares				Value
SHORT-TERM INVESTMENTS: 1.3%
		Affiliated Mutual Fund: 1.3%
3,193,000		ING Institutional Prime Money Market Fund - Class I		$3,193,000
		Total Short-Term Investments
		(Cost $3,193,000)		3,193,000
		Total Investments in Securities
		(Cost $230,385,034)*	100.6%	$240,198,692
		Other Assets and Liabilities - Net	(0.6)	(1,466,848)
		Net Assets	100.0%	$238,731,844

	@	Non-income producing security
	*	Cost for federal income tax purposes is $233,300,935.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$18,106,795
		Gross Unrealized Depreciation		(11,209,038)
		Net Unrealized Appreciation		$6,897,757

PORTFOLIO OF INVESTMENTS
ING Global Advantage and Premium Opportunity Fund	as of November 30, 2010 (Unaudited) (continued)

Percentage of
Industry	Net Assets
Consumer Discretionary	10.8%
Consumer Staples	10.3
Energy	9.6
Financials	18.7
Health Care	10.1
Industrials	11.3
Information Technology	12.8
Materials	6.1
Telecommunication Services	4.3
Utilities	4.1
Other Long-Term Investments	1.2
Short-Term Investments	1.3
Other Assets and Liabilities - Net	(0.6)
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Global Advantage and Premium Opportunity Fund	as of November 30, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of November 30, 2010 in valuing the Fund’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	11/30/2010
Asset Table
Investments, at value
Common Stock
Australia	$—	$7,608,567	$—	$7,608,567
Austria	—	411,763	—	411,763
Barbados	94,987	—	—	94,987
Belgium	121	1,304,860	—	1,304,981
Bermuda	143,446	—	—	143,446
Denmark	—	1,329,738	—	1,329,738
Finland	—	2,395,522	—	2,395,522
France	—	5,962,435	—	5,962,435
Germany	—	7,239,300	—	7,239,300
Greece	—	369,360	—	369,360
Guernsey	—	41,281	—	41,281
Hong Kong	247,656	2,916,902	—	3,164,558
Ireland	28,700	—	—	28,700
Israel	—	797,194	—	797,194
Italy	—	3,173,514	—	3,173,514
Japan	—	21,378,801	—	21,378,801
Kazakhstan	—	292,879	—	292,879
Malaysia	—	30,445	—	30,445
Netherlands	—	5,311,924	—	5,311,924
New Zealand	—	219,581	—	219,581
Norway	—	27,363	—	27,363
Portugal	—	413,061	—	413,061
Singapore	—	1,301,098	—	1,301,098
Spain	471,209	2,653,389	—	3,124,598
Sweden	—	4,118,566	—	4,118,566
Switzerland	684,684	6,124,318	—	6,809,002
United Kingdom	47,313	19,021,697	—	19,069,010
United States	128,977,960	—	—	128,977,960
Total Common Stock	130,696,076	94,443,558	—	225,139,634
Real Estate Investment Trusts	6,032,210	1,809,789	—	7,841,999
Exchange-Traded Funds	2,821,000	—	—	2,821,000
Preferred Stock	—	1,203,059	—	1,203,059
Short-Term Investments	3,193,000	—	—	3,193,000
Total Investments, at value	$142,742,286	$97,456,406	$—	$240,198,692

Liabilities Table
Other Financial Instruments+:
Forward foreign currency contracts	$—	$(776,728)	$—	$(776,728)
Futures	(13,682)	—	—	(13,682)
Written options	—	(1,468,865)	—	(1,468,865)
Total Liabilities	$(13,682)	$(2,245,593)	$—	$(2,259,275)

‘+ Other Financial Instruments are derivatives not reflected in the Summary Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Fund. Swaps and written options are reported at their market value at measurement date.

# The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

PORTFOLIO OF INVESTMENTS
ING Global Advantage and Premium Opportunity Fund	as of November 30, 2010 (Unaudited) (continued)

At November 30, 2010 the following forward foreign currency contracts were outstanding for the ING Global Advantage and Premium Opportunity Fund:

Counterparty	Currency	Buy/Sell	Settlement Date		In Exchange For	Value	Unrealized Appreciation (Depreciation)
				USD
COUTTS & CO.	EU Euro
	EUR 27,400,000	SELL	12/15/10		$35,287,309	$35,564,786	$(277,477)
COUTTS & CO.	Australian Dollar
	AUD 8,850,000	SELL	12/15/10		8,191,852	8,465,492	(273,640)
COUTTS & CO.	British Pound
	GBP 13,600,000	SELL	12/15/10		20,967,120	21,151,842	(184,722)
COUTTS & CO.	Swiss Franc
	CHF 7,000,000	SELL	12/15/10		6,949,512	6,976,420	(26,908)
COUTTS & CO.	Japanese Yen
	JPY 1,810,000,000	SELL	12/15/10		21,618,755	21,632,736	(13,981)
							$(776,728)

PORTFOLIO OF INVESTMENTS
ING Global Advantage and Premium Opportunity Fund	as of November 30, 2010 (Unaudited) (continued)

ING Global Advantage and Premium Opportunity Fund Open Futures Contracts on November 30, 2010:

	Number of		Notional	Unrealized
Contract Description	Contracts	Expiration Date	Value	Depreciation
Long Contracts
S&P 500 E-Mini	49	12/17/10	$2,890,020	$(11,736)
S&P 500 E-Mini	11	03/18/11	646,030	(1,946)
			$3,536,050	$(13,682)

PORTFOLIO OF INVESTMENTS
ING Global Advantage and Premium Opportunity Fund	as of November 30, 2010 (Unaudited) (continued)

Written OTC Call Options

# of			Expiration	Strike		Premiums	Fair
Contracts	Counterparty	Description	Date	Price/Rate		Received	Value
2,530	Goldman Sachs & Co.	Dow Jones Euro Stoxx 50	12/09/10	2,829.800	EUR	$216,218	$(10,443)
2,660	Goldman Sachs & Co.	Dow Jones Euro Stoxx 50	12/16/10	2,762.150	EUR	215,130	(75,463)
1,290	Goldman Sachs & Co.	FTSE 100 Index	12/09/10	5,809.410	GBP	216,365	(12,080)
1,310	Morgan Stanley	FTSE 100 Index	12/16/10	5,662.760	GBP	208,092	(107,238)
94,000	Barclays Bank PLC	Nikkei 225 Index	12/09/10	9,876.252	JPY	246,085	(200,319)
95,300	JPMorgan Chase & Co.	Nikkei 225 Index	12/16/10	10,040.100	JPY	222,990	(152,265)
43,981	JPMorgan Chase & Co.	S&P 500® Index	12/09/10	1,218.710	USD	938,115	(69,892)
38,366	JPMorgan Chase & Co.	S&P 500® Index	12/21/10	1,180.730	USD	860,550	(841,165)
						$3,123,545	$(1,468,865)

PORTFOLIO OF INVESTMENTS
ING Global Advantage and Premium Opportunity Fund	as of November 30, 2010 (Unaudited) (continued)

On March 19, 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (“SFAS No. 161”), “Disclosure about Derivative Instruments and Hedging Activities.” This new accounting statement requires enhanced disclosures about an entity’s derivative and hedging activities. Entities are required to provide enhanced disclosures about (a) how and why an entity invests in derivatives, (b) how derivatives are accounted for under SFAS No. 133, and ( c ) how derivatives affect an entity’s financial position, financial performance, and cash flows. SFAS No. 161 also requires enhanced disclosures regarding credit-risk related contingent features of derivative instruments.

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure as of November 30, 2010:

Derivatives Fair Value*
Equity contracts	$(1,482,547)
Foreign exchange contracts	(776,728)
Total	$(2,259,275)

* Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Fund. Swaps, purchased options and written options are reported at their market value at measurement date.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Global Advantage and Premium Opportunity Fund

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	January 18, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	January 18, 2011

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	January 18, 2011